Commitments - Additional Information (Details) € in Millions	12 Months Ended
Apr. 30, 2023 EUR (€)
Commitments [Line Items]
Minimum contingent earnout payment	€ 12.0
BioStrand [Member]
Commitments [Line Items]
Percentage of contingent earnout payment based on EBITDA	20.00%
Unpaid commitment related to earnout	€ 12.0
Oss The Netherlands [Member]
Commitments [Line Items]
Lease term years	5 years
Lease commencement date	Jan. 01, 2024
Estimated annual cost of indexed for inflation	€ 0.5
Lease Optional Extension Period	5 years